Stock-Based Compensation - Redwood Holdco Management Incentive Plan (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1,808	$ 566	$ 1,994	$ 16	$ 156
Redwood Holdco Management Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost			$ 1,000	$ 0	$ 200